OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2012	2011

Prepaid expenses and advanced payments	$5,407	$4,340
Deferred taxes	3,266	1,619
Government authorities	919	903
Deposits with escrow agent (see also Note 1b3)	1,760	-
Derivative instruments	152	1,100
Other receivables	1,059	929

	$12,563	$8,891